Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	665	915	621	705	297	704
Granted	105	573	199	395	486	280
Vested (fair value in 2024: $14.2 million, 2023: $11.2 million; 2022: $17.3 million)	(139)	(333)	(155)	(185)	(162)	(279)
Forfeitures and cancellations	(3)	(4)	—	—	—	—
Outstanding at end of year	628	1,151	665	915	621	705

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
Cost recognized in net income	19,971	19,676	16,215

Schedule of unrecognized compensation cost

	Year ended
Unrecognized Share-based Compensation Cost	December 31, 2024		December 31, 2023
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	8,829	1.88	11,774	2.66

ELTIP
Time vesting shares	66	1.12	118	2.12
Performance vesting shares	15,877	1.79	12,416	1.76
Total unrecognized expense	24,772		24,308